Note 22 - HMN Financial, Inc. Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE
22
HMN Financial, Inc. Financial Information (Parent Company Only)
The following are the condensed financial statements for the parent company only as of
December
31,
2016
and
2015
and for the years ended
December
31,
2016,
2015
and
2014.

Dollars in thousands)	2016	2015	2014
Condensed Balance Sheets
Assets:
Cash and cash equivalents	$3,314	2,564
Investment in subsidiaries	78,108	74,565
Prepaid expenses and other assets	44	33
Deferred tax asset, net	756	1,000
Total assets	$82,222	78,162
Liabilities and Stockholders' Equity:
Other borrowed money	$7,000	9,000
Accrued expenses and other liabilities	(697)	(483)
Total liabilities	6,303	8,517
Common stock	91	91
Additional paid-in capital	50,566	50,388
Retained earnings	86,886	80,536
Net unrealized losses on securities available for sale	(820)	(214)
Unearned employee stock ownership plan shares	(2,223)	(2,417)
Treasury stock, at cost, 4,639,739 and 4,645,769 shares	(58,581)	(58,739)
Total stockholders' equity	75,919	69,645
Total liabilities and stockholders' equity	$82,222	78,162
Condensed Statements of Income
Interest income	$0	1	1
Interest expense	(589)	(571)	0
Equity income of subsidiaries	7,148	3,629	7,644
Compensation and benefits	(264)	(269)	(233)
Occupancy	(30)	(30)	(24)
Data processing	(6)	(6)	(6)
Professional services	(138)	(119)	(165)
Other	(329)	(216)	(374)
Income before income tax benefit	5,792	2,419	6,843
Income tax benefit	(558)	(537)	(536)
Net income	$6,350	2,956	7,379
Condensed Statements of Cash Flows
Cash flows from operating activities:
Net income	$6,350	2,956	7,379
Adjustments to reconcile net income to cash used by operating activities:
Equity income of subsidiaries	(7,148)	(3,629)	(7,644)
Deferred income tax benefit (expense)	244	22	(92)
Earned employee stock ownership shares priced above original cost	80	57	53
Stock option compensation	79	0	1
Amortization of restricted stock awards	177	447	240
Decrease in unearned ESOP shares	194	193	194
Decrease (increase) in other assets	(11)	(23)	69
Decrease in other liabilities	(214)	(692)	(420)
Other, net	(1)	1	0
Net cash used by operating activities	(250)	(668)	(220)
Cash flows from investing activities:
Decrease in loans receivable, net	0	900	100
Net cash provided by investing activities	0	900	100
Cash flows from financing activities:
Redemption of preferred stock	0	(10,000)	(16,000)
Dividends to preferred stockholders	0	(225)	(5,964)
Proceeds from borrowings	0	10,000	0
Repayments of borrowings	(2,000)	(1,000)	0
Dividends received from Bank	3,000	3,000	22,500
Net cash provided by financing activities	1,000	1,775	536
Increase in cash and cash equivalents	750	2,007	416
Cash and cash equivalents, beginning of year	2,564	557	141
Cash and cash equivalents, end of year	$3,314	2,564	557